Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets And Liabilities
Schedule of Intangible Assets And Liabilities

The following table summarizes our intangible assets and liabilities (amounts in thousands):

	December 31,
	2022			2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-Lived Intangible Assets
In-place leases	$3,836	$(791)	$3,045	$2,941	$(383)	$2,558
Indefinite-Lived Intangible Assets
Development rights	5,659	—	5,659	5,659	—	5,659
Ground lease purchase option	—	—	—	1,072	—	1,072
Total intangible assets	$9,495	$(791)	$8,704	$9,672	$(383)	$9,289

Finite-Lived Intangible Liabilities
Below-market leases	$(2,517)	$411	$(2,106)	$(2,159)	$159	$(2,000)
Total intangible liabilities	$(2,517)	$411	$(2,106)	$(2,159)	$159	$(2,000)

Schedule of Annual Net Amortization of Intangibles

Based on the intangible assets and liabilities recorded as of December 31, 2022, scheduled annual net amortization of intangibles for the next five calendar years and thereafter is as follows (in thousands):

Years Ending December 31,	Increase in Rental Revenue	Increase to Amortization	Net
2023	$(518)	$1,090	$572
2024	(146)	159	13
2025	(146)	148	2
2026	(146)	148	2
2027	(146)	148	2
Thereafter	(1,004)	1,352	348
	$(2,106)	$3,045	$939